Finance Costs - Schedule of Finance Costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Finance Costs [Abstract]
Total interest expense on Shareholder loans (refer to note 23)	$ 634,149	$ 460,112
Total interest on Convertible notes (refer to note 23)	1,260,500	124,904
Interest and finance charges paid/payable on lease liabilities		104
Finance charges paid – others	55,938	15,100
Finance costs	$ 1,950,587	$ 600,220